Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy Regarding the Granting of Equity-Based Compensation Awards
Under the Dorman Products, Inc. Policy Regarding the Granting of Equity-Based Compensation Awards,
subject to certain exceptions, annual incentive awards are made in March of each year. Any off-cycle awards, for promotions, retention, and newly-hired employees, for example, are generally made on the first trading day of each month. The Compensation Committee adopted the policy to promote consistent practices in connection with grants of equity awards and to help ensure that the grant dates for such awards are determined independently from the timing of the release of any material, non-public information by the Company.

Award Timing Method
Under the Dorman Products, Inc. Policy Regarding the Granting of Equity-Based Compensation Awards,
subject to certain exceptions, annual incentive awards are made in March of each year. Any off-cycle awards, for promotions, retention, and newly-hired employees, for example, are generally made on the first trading day of each month.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee adopted the policy to promote consistent practices in connection with grants of equity awards and to help ensure that the grant dates for such awards are determined independently from the timing of the release of any material, non-public information by the Company.